7. Related Party Transactions (June 30, 2017 Note) (Details Narrative) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Due to related parties	$ 48,366	$ 57,866	$ 145,112
Outside Directors [Member]
Due to related parties	$ 18,750